RIGHT OF USE ASSETS AND LEASE LIABILITIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash outflow for leases	$ 72	$ 55	$ 51
Repayment of liabilities	63	47	42
Lease finance costs paid included in the statement of cash flows	$ 9	$ 8	$ 9
Weighted average incremental borrowing rate at date of initial application (in percent)	4.56%	5.38%	4.72%